Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) m²
Leases [Line Items]
Leases square description	As of December 31, 2023, the Company has several operating building and car lease agreements:In the second half of 2023, the company started leasing two office floors and parking spaces on Petah Tikva and at the end of the year moved the employees to this location.The company leases approximately 3080 squaremeters (1540 each floor). The lease agreement is effective through October 2028 with an option to extend the lease term through the second lease term, additional 5 years. The company decided that the lease term for the lease components will include both the Initial Lease Term and the Second Lease Term meaning effective through October 2033.The average monthly payment for this agreement is approximately $57 thousand.The Company’s principal executive offices were located in a leased facility in Neve Ilan, Israel until moved to Petah Tikva in December 2023. The monthly rent payment for all the lease premises in Neve-Ilan, Israel in 2023 was approximately $39 thousand.Company leases vehicles to some of its employees. The lease agreement is effective through July 2026 and the monthly payment in 2023 was approximately $13 thousand.Nanox Korea leases 3 vehicles to some employees. 2 of these 3 lease agreements expired in August 2023 and November 2023, respectively. The third lease agreement is effective through February 2024. The monthly payment for these agreements in 2023 was approximately $4 thousand.Nanox Korea leases an apartment for its employees. The lease agreement expired in November 2023.
Lease term	5 years
Monthly payment agreements	$ 57
Rent payments	$ 18
Lease Agreements [Member]
Leases [Line Items]
Squaremeters (in Square Meters) | m²	3,080
Vehicles [Member]
Leases [Line Items]
Monthly payment agreements	$ 13
Neve-Ilan [Member]
Leases [Line Items]
Monthly payment agreements	39
Third Lease Agreement [Member]
Leases [Line Items]
Monthly payment agreements	4
Nanox Korea [Member]
Leases [Line Items]
Monthly payment agreements	1
Nanox Imaging Inc. [Member]
Leases [Line Items]
Rent payments	$ 6
Operating lease agreement expire	Jan. 31, 2025
USARAD Holdings Inc. [Member]
Leases [Line Items]
Rent payments	$ 11
Operating lease agreement expire	Dec. 31, 2027